SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 12 — SUBSEQUENT EVENTS

Asset Purchase Modification Agreement

On April 12, 2016, the Company and IMT entered into the Asset Purchase Modification Agreement which terminated the Payment Notes, cancelling all principal due, or to become due thereunder and, in their stead, obligated the Company to: (i) upon execution of the Asset Purchase Modification Agreement, pay to IMT $500,000 plus any interest accumulated on the Payment Notes prior to their being cancelled; and (ii) prior to December 31, 2016, deliver to IMT Series D Preferred Shares having an aggregate value of cash proceeds of $2,500,000 (“Series D Shares”), plus interest accrued thereon at 9% per annum, with such Series D Shares to be issued in tranches of $250,000. The first Tranche is due within ten business days of the execution of the Asset Purchase Modification Agreement, and subsequent Tranches are due upon notice from IMT that IMT disposed of the Series D Shares acquired by them in connection with the prior Tranche. The Company paid IMT $500,000 plus accrued interest on April 15, 2016. As of May 20, 2016, 250,000 shares of Series D Convertible Preferred Stock have been issued, of which all have been converted into 208,334 shares of common stock.
In connection with the Asset Purchase Modification Agreement, we agreed to register the shares underlying each Tranche on a Registration Statement on Form S-1 or Form S-3 within five (5) business days of the issuance of each Tranche.

April 2016 Financing

On April 15, 2016, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain accredited investors pursuant to which we sold a principal amount of $550,000 of 5% Senior Secured Convertible Promissory Notes for an aggregate purchase price of $500,000 (the “April 5% Convertible Notes”). In connection with the Securities Purchase Agreement, we also entered into a security agreement, dated April 15, 2016, pursuant to which we granted the investors a security interest in all of our assets.

Warrant Amendments

On April 29, 2016, the Company entered into amendments with certain holders of its Series A Warrant to Purchase Common Stock, dated August 19, 2015, and our Warrant to Purchase Common Stock, dated February 29, 2016. Each of such warrants was amended to reduce the exercise price to $0.84.

May 2016 S-3 Financing

On May 16, 2016, the Company closed an offering of units in which the Company offered 1,166,668 units, at a price of $0.84 per unit, each of which consists of one share of the Company’s common stock, par value $0.00001 per share, and one warrant to purchase one share of the Company’s common stock at an exercise price of $1.3788 per share. The Company received approximately $980,000 in gross proceeds from the offering, before deducting placement agent fees and offering expenses payable by the Company. Roth Capital Partners acted as sole placement agent for the offering.
The Warrants will be exercisable beginning on November 16, 2016 at an exercise price of $1.3788 per share. The Warrants will expire on the fifth (5th) anniversary of the initial date of issuance.

Conversions and Balances of Outstanding Series B Preferred Stock from February 2016 Financing

From April 1, 2016 to May 20, 2016, 1,666,524 of the Series B Convertible Preferred Stock and 322,291 in dividends have been converted into 1,657,347 shares of common stock. As of May 20, 2016, all of the Series B Convertible Preferred Stock has been converted.

Conversions and Balances of Outstanding Series D Preferred Stock from April 2016 Asset Purchase Modification Agreement

From April 1, 2016 to June 24, 2016, 250,000 of the Series D Convertible Preferred Stock have been converted into 208,334 shares of common stock.

Conversions of Warrants

From April 1, 2016 to June 24, 2016, 5,222,901 of the Series A warrants issued in connection with the August 2015 financing, have been exercised into 496,459 shares of common stock. The Company received $292,270 in gross proceeds from the exercise.
From April 1, 2016 to June 24, 2016, 1,778,330 of the warrants issued in connection with the February 2016 financing, have been exercised into 148,195 shares of common stock. The Company received $124,483 in gross proceeds from the exercise.

Other Common Stock Issuances

From April 1, 2016 to June 24, 2016, the Company issued a total of 685,220 shares of common stock having a fair value to employees, directors, consultants and general counsel in lieu of paying $887,000 worth of services.

Reverse Stock-Split

On June 9, 2016, the Board approved a resolution to amend the Company’s Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company’s outstanding common stock at a ratio of 1-for-12. On June 20, 2016, the Company effected a one-for-twelve reverse stock split. Upon effectiveness of the reverse stock split, every 12 shares of outstanding common stock decreased to one share of common stock. The effect of the June 20, 2016 one-for-twelve reverse stock split was retrospectively reflected in these financial statements.

17 — SUBSEQUENT EVENTS
Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued and determined that no events or transactions are required to be disclosed herein, except as disclosed.

Delisting Notice from Nasdaq

On March 29, 2016, the Company received written notice from Nasdaq, that it had granted the Company an additional 180 calendar days, or until September 26, 2016, to regain compliance with the minimum bid price requirement of $1 per share for continued listing on Nasdaq, pursuant to Nasdaq Listing Rule 5810(c)(3)(A)(ii).

Acquisition of Integrated Microwave Technologies, LLC

On January 29, 2016, the Company completed the acquisition of the assets and liabilities that constituted the business of IMT pursuant to an asset purchase agreement by and between the Company and IMT. Pursuant to the terms of the Asset Purchase Agreement, the Company acquired substantially all of the assets and liabilities of IMT in connection with, necessary for or material to IMT’s business of designing, manufacturing and supplying of Coded Orthogonal Frequency Division Multiplexing (COFDM) microwave transmitters and receivers serving the broadcast, sports and entertainment, military, aerospace and government markets (the “Transaction”). The purchase price for the Transaction was $3,000,000, which was paid through: (i) the issuance of a promissory note in the principal amount of $1,500,000 due March 31, 2016 (the “Initial Payment Note”); and (ii) the issuance of a promissory note in the principal amount of $1,500,000 due July 29, 2017 (the “Deferred Payment Note”). The Company has yet to make its required $1.5 million payment and is currently in negotiations to modify the repayment terms.
The fair value of the purchase consideration issued to the sellers of IMT was allocated to the preliminary fair value of the net tangible assets acquired and to the separately identifiable intangibles. The excess of the aggregate fair value of the net tangible assets and identified intangible assets has been treated as a gain on bargain purchase in accordance with ASC 805. The preliminary purchase price allocation was based, in part, on management’s knowledge of IMT’s business and the preliminary results of a third party appraisal commissioned by management.

Purchase Consideration
Amount of consideration:	$3,000,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash	$477,000
Accounts receivable	676,000
Inventories	2,649,000
Property and equipment	133,000
Prepaid expenses	55,000
Accounts payable and deferred revenue	(423,000)
Deferred rent	(167,000)
Accrued expenses	(378,000)
Net tangible assets acquired	$3,022,000
Identifiable intangible assets
Trade names and technology	$320,000
Customer relationships	170,000
Total Identifiable Intangible Assets	$490,000
Total net assets acquired	$3,512,000
Consideration paid	3,000,000
Preliminary gain on bargain purchase	$512,000
The following presents the unaudited pro-forma combined results of operations of the Company with IMT as if the acquisition occurred on January 1, 2014.

	For the Year Ended December 31,
	2015	2014
Revenues, net	$8,160	$14,970
Net loss allocable to common shareholders	$(24,634)	$(21,339)
Net loss per share	$(38.88)	$(112.08)
Weighted average number of shares outstanding	633	190
The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisition been completed as of January 1, 2014 or to project potential operating results as of any future date or for any future periods.

$500,000 Securities Purchase Agreement

On January 29, 2016, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) pursuant to which the Company sold 5% Senior Secured Convertible Promissory Notes (the “5% Convertible Notes”) to accredited investors (each, a “Holder”, and collectively, the “Holders”) for an aggregate purchase price of $500,000 for net proceeds of $500,000. In connection with the February 2016 Financing, all of the Company’s obligations under the 5% Convertible Notes have been extinguished.

February 2016 Financing

On February 29, 2016, the Company closed the public offering of 296,389 Units, at a price of $12.00 per Unit, each of which consists of one share of its Series B Convertible Preferred Stock (as amended) and 0.5 of a Warrant to purchase one share of its common stock at an exercise price of $2.52 per Warrant. The Company received approximately $3,556,660 in gross proceeds from the offering, before deducting placement agent fees and offering expenses totaling $218,000 payable by the Company. Roth Capital Partners acted as sole placement agent for the offering.

Series A Preferred Stock and Series C Preferred Stock

The Series A Convertible Preferred Stock and Series C Convertible Preferred Stock were cancelled on February 5, 2016.

Series B Preferred Stock

On February 5, 2016, the Company filed an Amended and Restated Certificate of Designation of its Series B Convertible Preferred Stock to modify the terms of the Series B Preferred stock and the following terms were amended:

Dividends on Series B Preferred Stock

Holders of Series B Preferred Stock shall be entitled to receive from the first date of issuance of the Series B Preferred Stock until the Maturity Date cumulative dividends at a rate of 12.5% per annum. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series B Preferred Stock that is converted, as part of the conversion amount.

Redemption of Series B Preferred Stock

Upon the occurrence of certain triggering events (including if the Series B Preferred Stock or common stock underlying the Series B Preferred Stock is not freely tradeable without restriction; the failure of the common stock to be listed on the NASDAQ Capital Market or other national securities exchange; and bankruptcy, insolvency, reorganization or liquidation proceedings instituted against us shall not be dismissed in thirty (30) days or the voluntary commencement of such proceedings by us), the holders of Series B Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series B Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $3.00 or (y) 87.5% of the lowest volume weighted average price of our common stock during the five (5) consecutive trading-day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock; provided that the conversion price will not be less than the Floor Price, which Floor Price will not be adjusted for stock splits, share combinations and similar transactions.

Shares Issued Under S-8 Registration Statement

From January 1, 2016 to April 13, 2016, the Company issued 88,532 shares of common stock to employees in lieu of paying $147,630 of payroll due to cost cutting measures and 23,712 shares of common stock to various consultants to pay $39,000 worth of services.
From January 1, 2016 to April 13, 2016, holders of our 8% Convertible Notes converted $250,000 of principal into 150,790 shares of common stock.
From January 1, 2016 to April 13, 2016, the Company issued a total of 61,031 shares of common stock to directors, consultants and general counsel in lieu of paying $115,700 worth of services.

Conversions and Balances of Outstanding Series B Preferred Stock from February 2016 Financing

From January 1, 2016 to April 13, 2016, 1,966,807 of the Series B Convertible Preferred Stock and 240,851 in dividends have been converted into 1,766,704 shares of common stock. As of April 13, 2016, 1,589,853 of the Series B Convertible Preferred Stock remain outstanding.

Conversions of Series A Warrants

From January 1, 2016 to April 13, 2016, 734,600 of the Series A warrants issued in connection with the August 2015 Financing, have been exercised into 61,217 shares of common stock. The Company received $75,042 in gross proceeds from the exercise.

MB Technology Holdings
On March 3, 2016, our Board of Directors approved the issuance of up to $300,000 in shares of common stock to MBTH as compensation for financial services in connection with the IMT acquisition. Such shares of common stock were to be issued to MBTH in an initial tranche in the amount of $150,000 on March 15, 2016, which shares of common stock have not yet been issued and a second tranche to MBTH of up to $150,000 in shares of common stock if IMT achieves certain performance goals by December 31, 2016.
As of April 14, 2016, the balance due to MBTH is $190,847.